Schedule of Investments (unaudited)
June 30, 2021
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 84.9%
BlackRock Emerging Markets Fund, Inc., Class K	1,323,857	$ 46,943,984
BlackRock Technology Opportunities Fund, Class K	236,669	16,609,396
iShares Core S&P Small-Cap ETF	251,658	28,432,321
iShares Core S&P Total U.S. Stock Market ETF	1,428,939	141,122,016
iShares ESG Aware MSCI USA ETF	1,431,296	140,939,717
iShares Global Financials ETF	357,635	27,756,052
iShares GSCI Commodity Dynamic	220,009	7,590,310
iShares MSCI EAFE Growth ETF	546,820	58,662,850
iShares MSCI EAFE Value ETF	1,333,675	69,031,018
iShares MSCI USA Momentum Factor ETF	110,039	19,084,064
iShares MSCI USA Value Factor ETF	338,576	35,570,795
iShares U.S. Energy ETF	999,822	29,084,822
		620,827,345
Fixed-Income Funds — 15.0%
iShares Core Total USD Bond Market ETF	290,392	15,533,068
Master Total Return Portfolio	$ 93,769,171	93,769,171
		109,302,239
Total Long-Term Investments — 99.9% (Cost: $561,783,913)		730,129,584
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	608,835	$ 608,835
Total Short-Term Securities — 0.1% (Cost: $608,835)		608,835
Total Investments — 100.0% (Cost: $562,392,748)		730,738,419
Other Assets Less Liabilities — 0.0%		326,775
Net Assets — 100.0%		$ 731,065,194
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 34,101,812	$ 14,562,970	$ (15,589,258)	$ 2,155,713	$ 11,712,747	$ 46,943,984	1,323,857	$ 342,882	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	608,835(a)	—	—	—	608,835	608,835	378	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	—	5,484,928	(5,632,794)	147,866	—	—	—	42,159	12,661
BlackRock Technology Opportunities Fund, Class K	22,243,838	7,967,266	(19,212,253)	4,895,737	714,808	16,609,396	236,669	—	1,273,932

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$ —	$ 5,430,331	$ (5,425,454)	$ (4,877)	$ —	$ —	—	$ 6,021	$ —
iShares 20+ Year Treasury Bond ETF(b)	—	5,750,711	(4,995,225)	(755,486)	—	—	—	28,002	—
iShares Core MSCI EAFE ETF(b)	17,354,913	1,365,448	(20,782,626)	2,392,869	(330,604)	—	—	108,784	—
iShares Core S&P Small-Cap ETF	21,774,179	12,502,486	(13,988,600)	633,834	7,510,422	28,432,321	251,658	163,139	—
iShares Core S&P Total U.S. Stock Market ETF	96,013,239	40,896,485	(28,937,047)	1,641,254	31,508,085	141,122,016	1,428,939	1,258,512	—
iShares Core Total USD Bond Market ETF	—	20,923,172	(5,458,577)	(107,007)	175,480	15,533,068	290,392	99,018	—
iShares ESG Aware MSCI USA ETF	63,024,146	53,687,894	(3,907,378)	17,240	28,117,815	140,939,717	1,431,296	1,075,391	—
iShares Global Financials ETF	—	28,583,099	—	—	(827,047)	27,756,052	357,635	99,014	—
iShares GSCI Commodity Dynamic	—	7,213,539	—	—	376,771	7,590,310	220,009	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	22,756,425	62,558	(22,754,819)	298,903	(363,067)	—	—	49,746	—
iShares MSCI EAFE Growth ETF	47,650,062	17,380,561	(15,133,653)	491,148	8,274,732	58,662,850	546,820	662,673	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI EAFE Value ETF	$ —	$ 67,395,146	$ (401,409)	$ (2,659)	$ 2,039,940	$ 69,031,018	1,333,675	$ 1,153,574	$ —
iShares MSCI USA Min Vol Factor ETF(b)	13,786,966	2,827,876	(18,160,094)	4,722,325	(3,177,073)	—	—	111,025	—
iShares MSCI USA Momentum Factor ETF	—	23,376,175	(4,882,382)	(205,253)	795,524	19,084,064	110,039	23,406	—
iShares MSCI USA Value Factor ETF	21,623,295	8,414,122	(4,875,456)	464,007	9,944,827	35,570,795	338,576	490,384	—
iShares U.S. Energy ETF	—	26,359,565	(101,017)	(3,449)	2,829,723	29,084,822	999,822	281,368	—
iShares U.S. Medical Devices ETF(b)	19,637,994	4,075,385	(26,545,976)	6,293,371	(3,460,774)	—	—	29,173	—
iShares U.S. Treasury Bond ETF(b)	—	22,527,039	(22,176,492)	(350,547)	—	—	—	26,124	—
Master Advantage Large Cap Core Portfolio	38,989,357	—	(42,613,757)(a)(c)	7,776,761	(4,152,361)	—	—	94,845	—
Master Total Return Portfolio	55,268,487	38,786,724(a)(c)	—	(247,372)	(38,668)	93,769,171	$93,769,171	1,328,179	—
SL Liquidity Series, LLC, Money Market Series	201,019	—	(206,439)(a)	5,401	19	—	—	17,729(d)	—
				$ 30,259,779	$ 91,651,299	$ 730,738,419		$ 7,491,526	$ 1,286,593
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 636,360,413	$ —	$ —	$ 636,360,413
Short-Term Securities
Money Market Funds	608,835	—	—	608,835
	$ 636,969,248	$ —	$ —	636,969,248
Investments valued at NAV(a)				93,769,171
				$ 730,738,419
(a)	Certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
4